SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Prepayment to vendors		$ 5,784,530	$ 2,148,368
Deferred IPO Costs	[1]	1,282,570	797,403
Advances to employees()	[2]	29,380	29,759
Others()	[3]	210,998	377,594
Prepaid expenses and other current assets		$ 7,307,478	$ 3,353,124

[1]	The balance represented the incremental costs incurred for the Company’s initial public offering (“IPO”), which is deducted from the proceeds of the IPO upon the completion of the IPO.
[2]	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.
[3]	The balance primarily represented a deductible VAT input tax of $54,734 and $262,447, and a deposit of $35,568 and $34,014, as of December 31, 2023 and 2022, respectively.